INCOME TAXES (Tables) - FUTURETECH II ACQUISITION CORP [Member]	12 Months Ended
Dec. 31, 2024
SCHEDULE OF DEFERRED TAXES ASSET (LIABILITY)

The Company’s deferred tax assets are as follows at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Deferred tax asset
Start-up costs	$313,922	$162,267
Total deferred tax asset	313,922	162,267

Valuation Allowance	(313,922)	(162,267)

Deferred tax asset, net of allowance	$—	$—

SCHEDULE OF INCOME TAX PROVISION BENEFIT

The income tax provision (benefit) consists of the following for the years ended December 31, 2024 and 2023:

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Federal
Current	$274,580	$979,344
Deferred	313,922	162,267
State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	(313,922)	(162,267)
Income tax provision	$274,580	$979,344

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION
	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
U.S. federal statutory rate	(21.0)%	(21.0)%
Valuation allowance	66.5%	(4.2)%
Income tax provision	45.5%	(25.2)%